Loans and advances to customers - Renegotiated loans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Renegotiated loan amount	$ 12,353	$ 5,654	$ 5,351
Percentage of renegotiated loans	100.00%	100.00%	100.00%
Loans to customers (non-performing)
Financial instruments
Renegotiated loan amount	$ 5,838	$ 1,513	$ 2,917
Percentage of renegotiated loans	47.00%	27.00%	55.00%
Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	$ 6,515	$ 4,141	$ 2,434
Percentage of renegotiated loans	53.00%	73.00%	45.00%
Commercial, financial and industrial loans
Financial instruments
Renegotiated loan amount	$ 10,217	$ 3,070	$ 3,533
Commercial, financial and industrial loans | Loans to customers (non-performing)
Financial instruments
Renegotiated loan amount	4,299	912	2,318
Commercial, financial and industrial loans | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	5,918	2,158	1,215
Securitized mortgage assets
Financial instruments
Renegotiated loan amount	573	685	662
Securitized mortgage assets | Loans to customers (non-performing)
Financial instruments
Renegotiated loan amount	356	329	293
Securitized mortgage assets | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	217	356	369
Installment loans to individuals
Financial instruments
Renegotiated loan amount	1,563	1,899	1,156
Installment loans to individuals | Loans to customers (non-performing)
Financial instruments
Renegotiated loan amount	1,183	272	306
Installment loans to individuals | Due to Concerns About Current or Potential Credit Deterioration | Performing loans
Financial instruments
Renegotiated loan amount	$ 380	$ 1,627	$ 850